UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 5012

Credit Suisse Asset Management Income Fund, Inc.

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

Eleven Madison Avenue

New York, New York 10010

(Address of principal executive offices) (Zip code)

J. Kevin Gao, Esq.

Eleven Madison Avenue

New York, New York 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: 12/31

Date of reporting period: July 1, 2006 - June 30, 2007

ITEM 1. PROXY VOTING RECORD

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ICA File Number: 811-05012

Reporting Period: 07/01/2006 - 06/30/2007

Credit Suisse Asset Management Income Fund, Inc.

=============== CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC. ===============

ADELPHIA COMMUNICATIONS CORP.

Ticker:       ADELQ          Security ID:  006848303

Meeting Date: SEP 12, 2006   Meeting Type: Written Consent

Record Date:  MAY 1, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1     POTENTIAL ARAHOVA SETTLEMENT              None      Did Not    Management

                                                          Vote

2     POTENTIAL FRONTIERVISION HOLDCO           None      Did Not    Management

      SETTLEMENT                                          Vote

3     POTENTIAL OLYMPUS PARENT SETTLEMENT       None      Did Not    Management

                                                          Vote

4     INTER-CREDITOR DISPUTE HOLDBACK           None      Did Not    Management

                                                          Vote

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MIRANT CORP

Ticker:       MIR.XA         Security ID:  60467R100

Meeting Date: MAY 8, 2007    Meeting Type: Annual

Record Date:  MAR 16, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1.1   Elect Director Thomas W. Cason            For       For        Management

1.2   Elect Director A.D. (Pete) Correll        For       For        Management

1.3   Elect Director Terry G. Dallas            For       For        Management

1.4   Elect Director Thomas H. Johnson          For       For        Management

1.5   Elect Director John T. Miller             For       For        Management

1.6   Elect Director Edward R. Muller           For       For        Management

1.7   Elect Director Robert C. Murray           For       For        Management

1.8   Elect Director John M. Quain              For       For        Management

1.9   Elect Director William L. Thacker         For       For        Management

2     Ratify Auditors                           For       For        Management

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WCI STEEL ACQUISITION, INC

Ticker:       WCIS           Security ID:  92927H109

Meeting Date: APR 19, 2007   Meeting Type: Written Consent

Record Date:  MAR 7, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1     Elect Directors Timothy J. Bernlohr,      For       Against    Management

      Eugene I. Davis, William J. Hocevar,

      Lawrence I. McBrearty, Jack W. Sights,

      Patrick G. Tatom AND James L. Wareham

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Credit Suisse Asset Management Income Fund, Inc.

By:	/s/ Keith M. Schappert
Keith M. Schappert
Chief Executive Officer

Date:	August 27, 2007